Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment, net consisted of the following at the dates indicated:

	December 31, 2025	December 31, 2024
Computers and equipment	$12,782	$34,474
Less: accumulated depreciation	(4,536)	(30,935)
Property and equipment, net	$8,246	$3,539

Depreciation expense for the year ended December 31, 2025 and 2024 was $4,424 and $2,825 respectively.

Schedule of Components of Net Loss Before Income Taxes
	Year Ended December 31,
Components of net loss before income taxes:	2025	2024
United States	$(22,673,927)	$(31,513,389)
Foreign	242,469	—

Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate

A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes after the adoption of ASU 2023-09 for the year ended December 31, 2025 is as follows:

	Amount	% of Pretax Income
US Federal Statutory Tax Rate	$(4,710,559)	21.00%
State and Local Income Taxes, Net of Federal Income Tax Effect	—	0.00%
Foreign Tax Effects
United Kingdom
Statutory tax rate difference between United Kingdom and United States	9,699	-0.04%
Effect of Changes in Tax Laws or Rate Enacted in the Current Period
Effect of Cross-Border Tax Laws	18,900	-0.09%
Tax Credits
R&D Credits	(15,243)	0.07%
Change in valuation allowance	3,149,702	-14.04%
Nontaxable or Nondeductible Items:
Change in Fair Value Estimates	(602,735)	2.76%
Loss on Conversion – 163(l)	1,528,553	-6.81%
Stock Compensation Adjustments	293,474	-1.34%
Other	388,826	-1.79%
Effective tax rate	$60,617	-0.28%

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate for the period ended December 31, 2024 consists of the following:

Statutory federal income tax benefit	$(6,617,812)	21.0%
State taxes, net of federal tax benefit	(463,682)	1.5%
Change in valuation allowance	2,968,883	-9.4%
Change in state tax rate	16,101	-0.1%
Change in fair value estimates	(107,489)	0.3%
Non-deductible interest – IRC 163(l)	516,624	-1.6%
Non-deductible transaction/restructuring costs	—	0.0%
Loss on debt conversion and extinguishment	2,935,747	-9.3%
Nondeductible warrant issuance expense	—	0.0%
Impairment of goodwill	612,511	-1.9%
Other non-deductible expenses	139,117	-0.5%
Effective tax rate	$—	-0.1%

Schedule of Components of Income Tax Provision (Benefit)

The components of income tax provision (benefit) are as follows:

	Year Ended December 31,
	2025	2024
Current:
Federal	$—	$—
State	—	—
Foreign	214,398	—
Total current	214,398	—
Deferred:
Federal	—	—
State	—	—
Foreign	(153,781)	—
Total deferred	(153,781)	—
Total	$60,617	$—

Summary of Amounts of Cash Income Taxes Paid (Received)
Federal	$—
State and local	—
Foreign	—
Income taxes, net of amounts refunded	$—

Schedule of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities

	As of December 31,
	2025	2024
Deferred tax assets (liabilities):
Net operating loss carryforwards	$15,736,074	$12,347,734
Contribution carryforwards	8,803	23,718
Tax credits	175,785	91,889
Stock-based compensation	284,981	157,165
Accrual to cash adjustment	—	—
Startup costs and other intangibles	1,618,932	1,700,257
Acquired intangibles	(1,953,499)	(870,569)
Lease liabilities	13,030	16,339
Right-of-use assets	(12,830)	(16,308)
Accrued expenses	664,106	651,519
Capitalized R&D costs (Sec. 174)	1,959,520	1,930,337
Other	66,496	8,182
	18,561,398	16,040,263
Valuation allowance	(19,679,073)	(16,040,263)
Deferred tax assets (liabilities), net of allowance	$(1,170,469)	$—